UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ  07936

(Address of principal executive offices) (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

UPRIGHT GROWTH FUND Mutual Fund

		Current
Description	Quantity	Value	Weight
-------------------------	------------	---------------	--------
Basic Material
Bhp Billiton Ltd Adr	800	32,568	0.32%
Dow Chemical Company	3,000	153,510	1.50%
South32 Adr	320	2,147	0.02%
		---------------	--------
		188,225	1.84%

Bank
Bank Of America Corp	9,000	153,180	1.50%

Consumer
Apple Computer Inc	16,800	2,107,224	20.56%
Whirlpool Corp	100	17,305	0.00169
		---------------	--------
		2,124,529	0.20731

Diversified Company
Manitowoc Company Inc	2,000	39,200	0.00383

Electronic
Corning Inc	1,000	19,730	0.19%
Silcon Motion Technology	71,000	2,457,310	0.23979
Vishay Intertechnology		175,200	0.0171
		---------------	--------
		2,652,240	0.25881

Energy
Plug Power Inc New	90,000	220,500	2.15%

Food
Starbucks Corp	10,000	536,200	5.23%
Whole Foods Market, Inc.	200	7,888	0.00077
		---------------	--------
		544,088	5.31%

Precious Metals
PROSHARES ULTRA GOLD	1,000	37,040	0.00361

Insurance
Genworth Financial Inc	2,500	18,925	0.19%
Metlife Inc	2,500	139,975	0.01366
		---------------	--------
		158,900	0.01551

Internet
Google Inc	100	52,051	0.00508

Machinery
Caterpillar,Inc	1,000	84,820	0.83%

Medical
Teva Pharm Inds Ltd Adrf	2,000	118,200	0.01153
		---------------	--------
		386,697	0.03773

Oil
Chevron Corporation	300	28,941	0.28%
NOBLE CORPORATION PLC	7,000	107,730	0.01051
Transocean Offshore Inc	1,500	24,180	0.00236
		---------------	--------
		160,851	1.57%

Retail
Aeropostale Inc	65,000	105,300	1.03%
Coach Inc	500	17,305	0.00169
		---------------	--------
		122,605	0.01196

Semiconductor
Himax Technologies Adr	200,000	1,606,000	15.67%
Taiwan Semiconductr Adrf	25,500	579,105	5.65%
		---------------	--------
		2,185,105	21.32%

Transportation
Dryships Inc	10,000	6,000	0.06%

		---------------	--------
		9,116,031	0.88955

Cash and Money Funds
CASH		1,131,877	11.05%
		---------------	--------
		10,247,909	100.00%

* Non-Income producing securities.

NOTES TO FINANCIAL STATEMENTS

Upright Growth Fund

1. SECURITY TRANSACITONS

As of June 30, 2015, the aggregate cost of securities excluding cash and money funds was $ 4,899,054. The aggregate gross unrealized appreciation for all securities totaled $ 4,569,536 and the gross unrealized depreciation for all securities totaled $ 352,559 resulting in a net unrealized appreciation of $ 4,216,977 for tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: Aug 24, 2015,

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: Aug 24, 2015,

* Print the name and title of each signing officer under his or her signature.